NYSE Euronext

11007528

Received SEC
JUN 01 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CRTNYS
001-09317

June 1, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, COMMONWEALTH REIT, 7¼% Series E Cumulative Redeemable Preferred Shares, par value $.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 31, 2011. Tentative listing date – June 3, 2011.

Sincerely,

EM